Cover Page Cover Page	Nov. 06, 2019
Cover page.
Entity Central Index Key	0001001233
Title of 12(b) Security	Common Stock, $0.01 par value per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Nov. 06, 2019
Entity Registrant Name	SANGAMO THERAPEUTICS, INC.
Entity Address, Address Line One	501 Canal Blvd.
Entity Address, City or Town	Richmond
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94804
City Area Code	510
Local Phone Number	970-6000
Entity Emerging Growth Company	false
Entity File Number	000-30171
Entity Tax Identification Number	68-0359556
Trading Symbol	SGMO
Security Exchange Name	NASDAQ
Amendment Flag	false